SHORT-TERM LOANS	12 Months Ended
Dec. 31, 2014
SHORT-TERM LOANS [Abstract]
SHORT-TERM LOANS
13.	SHORT-TERM LOANS

The short-term loans outstanding as of December 31, 2013 represents RMB denominated loans of an aggregate amount of RMB18,166 obtained from a financial institution in the PRC, for working capital purposes. The loans have a fixed interest rate of 7.32% per annum and a term of twelve months. The loans are guaranteed by E-Sun Sky Computer, Mr. Man San Law (i.e. Chief Executive Officer) and Ms. Ping Yuan (i.e. shareholder). As of December 31, 2013, the Group had repaid RMB5,364. The remaining balance of RMB12,802 was repaid in full in 2014.